Shareholders' Equity - Schedule of Warrants Activity (Details) - Warrant [Member] - $ / shares	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Schedule of Warrants Activity [Line Items]
Number of warrants, Balance of warrants outstanding
Weighted average exercise price per hare, Balance of warrants outstanding
Weighted average remaining contractual life, Balance of warrants outstanding
Expiration dates, Balance of warrants outstanding
Number of warrants, Balance of warrants outstanding and exercisable	3,350
Weighted average exercise price per hare,Balance of warrants outstanding and exercisable	$ 210
Weighted average remaining contractual life, Balance of warrants outstanding and exercisable	4 years 3 months
Expiration dates, Balance of warrants outstanding and exercisable
Number of warrants, Warrants	3,350	83,750
Weighted average exercise price per hare, Warrants	$ 210	$ 8.4
Weighted average remaining contractual life, Warrants	5 years	5 years
Expiration dates, Warrants	Mar. 31, 2030	Mar. 31, 2030